Cash and Cash Equivalents (Details) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 07, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash and Cash Equivalents
Current deposits	€ 655,463	€ 470,298
Cash in hand and at banks	231,058	424,711	€ 5,521
Total cash and cash equivalents	€ 886,521	€ 895,009		€ 1,142,500	€ 1,079,146